Contributed equity - Summary of movements in ordinary share capital (Detail)	6 Months Ended
	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 AUD ($)
Disclosure of classes of share capital [line items]
Beginning Balance	$ (10,017,757)		$ 12,050,551
Issue of shares	16,387,602		1,648,187
Ending balance	$ (3,807,543)		5,267,508
Contributed equity [member]
Disclosure of classes of share capital [line items]
Ending Balance | shares	483,523,934
Beginning Balance	$ 101,637,758		97,452,246
Issue of shares	16,387,602		1,648,187
Ending balance	$ 117,457,171		$ 98,779,714
Contributed equity [member] | 1 July 2024 [Member]
Disclosure of classes of share capital [line items]
Beginning Balance | shares	332,850,784
Beginning Balance	$ 101,637,758
Conversion of Warrants [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		$ 0
Conversion of Warrants [Member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares	$ 6,459,830
Cancellation of convertible note shares [Member] | 2 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0
Cancellation of convertible note shares [Member] | Contributed equity [member] | 2 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	(5,916,970)
Issue of shares	$ (380,224)
ATM issue of shares No. 37 [Member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.1534
ATM issue of shares No. 37 [Member] | Contributed equity [member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	14,400,000
Issue of shares	$ 2,209,677
Alumni prefunded warrants exercised [Member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.2867
Alumni prefunded warrants exercised [Member] | Contributed equity [member] | 11 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	25,786,480
Issue of shares	$ 739,536
Armitice prefunded warrants exercised [Member] | 12 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0398
Armitice prefunded warrants exercised [Member] | Contributed equity [member] | 12 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	11,000,000
Issue of shares	$ 438,571
ATM issue of shares No. 38 [Member] | 12 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.1444
ATM issue of shares No. 38 [Member] | Contributed equity [member] | 12 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	5,488,230
Issue of shares	$ 792,915
ATM issue of shares No. 39 [Member] | 17 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.1075
ATM issue of shares No. 39 [Member] | Contributed equity [member] | 17 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	4,177,340
Issue of shares	$ 449,260
Alumni Equity Line of Credit [Member] | 17 July 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0544
Alumni Equity Line of Credit [Member] | Contributed equity [member] | 17 July 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	15,000,000
Issue of shares	$ 816,373
ATM issue of shares No. 40 [Member] | 08 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0623
ATM issue of shares No. 40 [Member] | Contributed equity [member] | 08 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	2,061,820
Issue of shares	$ 128,633
ATM issue of shares No. 41 [Member] | 12 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0641
ATM issue of shares No. 41 [Member] | Contributed equity [member] | 12 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	408,270
Issue of shares	$ 26,172
ATM issue of shares No. 42 [Member] | 13 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0617
ATM issue of shares No. 42 [Member] | Contributed equity [member] | 13 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	2,283,350
Issue of shares	$ 140,884
ATM issue of shares No. 43 [Member] | 14 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0605
ATM issue of shares No. 43 [Member] | Contributed equity [member] | 14 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	8,660
Issue of shares	$ 525
ATM issue of shares No. 44 [Member] | 27 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0616
ATM issue of shares No. 44 [Member] | Contributed equity [member] | 27 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	5,250,000
Issue of shares	$ 323,403
ATM issue of shares No. 45 [Member] | 28 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.059
ATM issue of shares No. 45 [Member] | Contributed equity [member] | 28 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	308,700
Issue of shares	$ 18,242
ATM issue of shares No. 46 [Member] | 30 August 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0615
ATM issue of shares No. 46 [Member] | Contributed equity [member] | 30 August 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	3,000,000
Issue of shares	$ 184,690
ATM issue of shares No. 47 [Member] | 03 September 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0638
ATM issue of shares No. 47 [Member] | Contributed equity [member] | 03 September 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	837,030
Issue of shares	$ 53,439
ATM issue of shares No. 48 [Member] | 12 September 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0554
ATM issue of shares No. 48 [Member] | Contributed equity [member] | 12 September 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	16,049,020
Issue of shares	$ 889,682
ATM issue of shares No. 49 [Member] | 13 September 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0522
ATM issue of shares No. 49 [Member] | Contributed equity [member] | 13 September 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	2,503,820
Issue of shares	$ 130,741
ATM issue of shares No. 50 [Member] | 22 November 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0891
ATM issue of shares No. 50 [Member] | Contributed equity [member] | 22 November 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	442,400
Issue of shares	$ 39,420
ATM issue of shares No. 51 [Member] | 25 November 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0881
ATM issue of shares No. 51 [Member] | Contributed equity [member] | 25 November 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	185,100
Issue of shares	$ 16,312
Sale of shares of Alumni Capital [Member] | 11 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0536
Sale of shares of Alumni Capital [Member] | Contributed equity [member] | 11 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	15,000,000
Issue of shares	$ 804,869
ATM issue of shares No. 52-59 [Member] | 26 Nov - 11 Dec 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.077
ATM issue of shares No. 52-59 [Member] | Contributed equity [member] | 26 Nov - 11 Dec 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	5,978,100
Issue of shares	$ 466,915
Sale of shares to Alumni Capital [Member] | 18 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0437
Sale of shares to Alumni Capital [Member] | Contributed equity [member] | 18 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	20,000,000
Issue of shares	$ 874,939
ATM issue of shares No. 60 [Member] | 16 December 2024 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0595
ATM issue of shares No. 60 [Member] | Contributed equity [member] | 16 December 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	6,421,800
Issue of shares	$ 382,576
Less: share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		$ 0
Less: share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares	$ (187,967)